Assumptions to Determine Benefit Obligation and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation discount rate	4.00%		5.00%
Benefit Obligation rate of increases in compensation level	3.50%		3.50%
Net periodic benefit cost discount rate	5.00%		4.05%		4.60%
Net periodic benefit cost rate of increases in compensation level	3.50%		3.50%		3.50%
Expected long-term rate of return on assets	7.08%		7.50%		7.50%
Non-U.S. Pension Plans | Minimum
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation discount rate	0.50%	[1]	1.00%	[1]
Benefit Obligation rate of increases in compensation level	2.25%	[1]	2.25%	[1]
Net periodic benefit cost discount rate	1.00%	[1]	1.50%	[1]	1.50%	[1]
Net periodic benefit cost rate of increases in compensation level	2.25%	[1]	2.25%	[1]	2.25%	[1]
Expected long-term rate of return on assets	2.60%	[1]	3.00%	[1]	3.75%	[1]
Non-U.S. Pension Plans | Maximum
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation discount rate	4.00%	[1]	5.00%	[1]
Benefit Obligation rate of increases in compensation level	5.00%	[1]	5.00%	[1]
Net periodic benefit cost discount rate	5.00%	[1]	4.50%	[1]	5.50%	[1]
Net periodic benefit cost rate of increases in compensation level	5.00%	[1]	5.00%	[1]	5.00%	[1]
Expected long-term rate of return on assets	6.15%	[1]	5.75%	[1]	5.75%	[1]

[1]	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.